Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 5,166	$ 8,253	$ 10,905